Accumulated Other Comprehensive Income (Loss) - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	May 31, 2019	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Feb. 28, 2019
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Recognition of accumulated other comprehensive income lodged taxes	$ 544,600	$ 0	$ 0	$ 544,583
Lodged tax effect					$ 544,600